Other Information - Cash Payments for Interest and Income Taxes (Net of Refunds) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Additional Cash Flow Elements and Supplemental Cash Flow Information [Abstract]
Interest	$ 3.0	$ 4.3	$ 24.9	$ 26.0
Income taxes (net of refunds)	$ 1.9	$ 1.7	$ 3.2	$ 1.7